TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade receivables

	As of December 31,
	2020	2019

Current
Accounts receivable (1)	181,658	146,382
Unbilled revenue	20,117	13,970
Subtotal	201,775	160,352
Less: Allowance for doubtful accounts	(5,755)	(3,676)
TOTAL	196,020	156,676

Non-current
Accounts receivable (1)	5,644	—
TOTAL	5,644	—

(1)As of December 31, 2020 there were no amounts due from related parties, as of December 31, 2019 there were 91 due from related parties (see note 23.1).

Schedule of age analysis of financial assets that are past due but not impaired
The following tables detail the risk profile of trade receivables based on the Company's provision matrix as of December 31, 2020 and 2019.

December 31, 2020	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	121-180	> 180	Total
Expected credit loss rate	0.80%	2.00%	3.50%	7.80%	20.30%	79.50%
Estimated total gross carrying amount at default	27,787	3,982	1,159	191	534	2,635	36,288
Lifetime ECL	222	80	41	15	108	2,095	2,561

December 31, 2019	Trade receivables - days past due
	< 30	31 - 60	61 - 90	91-120	121-180	> 180	Total
Expected credit loss rate	0.80%	2.00%	3.50%	7.80%	20.30%	79.50%
Estimated total gross carrying amount at default	21,165	8,852	3,091	829	410	3,867	38,214
Lifetime ECL	169	177	108	65	83	3,074	3,676

Schedule of movement in allowance for doubtful accounts
The following table shows the movement in ECL that has been recognized for trade receivables in accordance with the simplified approach:

	As of December 31,
	2020	2019	2018

Balance at beginning of year	(3,676)	(3,957)	(609)
Recoveries (Additions), net (note 4.2)	107	(275)	(3,421)
Additions related to Travel and Hospitality clients (note 31)	(3,194)	—	—
Write-off of receivables	980	556	73
Translation	28	—	—
Balance at end of year	(5,755)	(3,676)	(3,957)